Financial Instruments	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Financial Instruments
9.	Financial Instruments:

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The same guidance requires that assets and liabilities carried at fair value should be classified and disclosed in one of the following three categories based on the inputs used to determine its fair value:

•	Level 1: Quoted market prices in active markets for identical assets or liabilities;
•	Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data;
•	Level 3: Unobservable inputs that are not corroborated by market data.

(a)	Significant Risks and Uncertainties, including Business and Credit Concentration

The Company places its temporary cash investments, consisting mostly of deposits, primarily with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk.

(b)	Fair Value of Financial Instruments

The fair values of the financial instruments shown in the consolidated balance sheets as of December 31, 2020 and 2019, represent management’s best estimate of the amounts that would be received to sell those assets or that would be paid to transfer those liabilities in an orderly transaction between market participants at that date.

Those fair value measurements maximize the use of observable inputs. However, in situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects the Company’s own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by the Company based on the best information available in the circumstances.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

a.
Cash and cash equivalents, restricted cash, accounts receivable trade, other current assets and trade accounts and other payables: the carrying amounts approximate fair value because of the short maturity of these instruments. The carrying value approximates the fair market value for interest bearing cash classified as restricted cash, non-current.

b.
Long-term debt and other financial liabilities: The carrying value of long-term debt and other financial liabilities with variable interest rates approximates the fair market value as the long-term debt and other financial liabilities bear interest at floating interest rate. The fair value of fixed interest long-term debt is estimated using prevailing market rates as of the period end. The Company believes the terms of its fixed interest long-term debt are similar to those that could be procured as of December 31, 2020, and the carrying value of $38,874 is 2% lower than the fair market value of $39,634. The fair value of the fixed interest long-term debt has been obtained through Level 2 inputs of the fair value hierarchy.

The Company also considered the fair valuation measurement guidance regarding (i) the value of the Jelco units issued at $0.70 each, (ii) the value of the option granted to Jelco to purchase up to 4,285,714 additional units at a price of $0.70 per unit in exchange for the settlement of principal under the Second Jelco Loan Facility and (iii) the change in the fair value of the conversion option of the Jelco Notes to $1.20 (from $216). The fair values are determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from or corroborated by observable market data, interest rates, yield curves and other items that allow value to be determined. The Company used the Black-Sholes pricing model for the valuations. The Company concluded:

i)
the fair value of the Jelco units to be $0.77 each, whereby the difference to the issue price of $0.70 amounted to $596 and was immediately recognized in Interest and finance costs and with a corresponding increase to additional paid-in capital;

ii)
the fair value of the option granted to Jelco to purchase up to 4,285,714 additional units to be $0.13, whereby the carrying value of the Second Jelco Loan was reduced by $543 as a debt discount with a corresponding increase to additional paid-in capital; and

iii)
the change in the fair value of the conversion option of the Jelco Notes amounted to $4,924. The carrying value of the Jelco Notes was reduced by this amount with a corresponding increase to additional paid-in capital. This change in the fair value will be amortized through the effective interest rate method to the notes’ maturities.